Note 10 - Junior Subordinated Deferrable Interest Debentures (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advances to Affiliates, Balance, Principal Amount	$ 300,000
Guarantor Obligations, Maximum Exposure, Undiscounted	10,000,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust, Total	$ 12,874,000	$ 12,840,000
Subordinated Borrowing, Interest Rate	5.97%	4.82%	4.15%
Other Long-term Debt, Total	$ 2,574,000
Interest Expense, Debt, Total	$ 697,000	$ 596,000	$ 496,000
Ohio State Bancshares Inc [Member]
Other Long-term Debt, Total		$ 2,540,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.15%
Trust Preferred Securities [Member]
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust, Total	$ 10,300,000
Trust Preferred Securities [Member] | Ohio State Bancshares Inc [Member]
Subordinated Borrowing, Interest Rate	5.33%	4.21%
Business Combination, Consideration Transferred, Liabilities Incurred	$ 3,093,000
Trust Preferred Securities [Member] | London Interbank Offered Rate (LIBOR) [Member] | Ohio State Bancshares Inc [Member]
Debt Instrument, Basis Spread on Variable Rate	2.85%
Guaranteed Trust Preferred Securities [Member] | Ohio State Bancshares Inc [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 3,000,000
Trusted Preferred Securities Secured by an Investment [Member] | Ohio State Bancshares Inc [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 93,000